SEVERANCE PAY	12 Months Ended
Dec. 31, 2012
Severance Pay [Abstract]
Severance Pay Disclosure [Text Block]

NOTE 11:- SEVERANCE PAY:

The Company’s liability for severance pay to its Israeli employees is calculated pursuant to Israel’s Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date.

Employees are entitled to one month’s salary for each year of employment or a portion thereof. The Company’s liability for all of its employees in Israel is fully provided for by monthly deposits with insurance policies and by the Company’s severance pay accrual. The value of these policies is recorded as an asset on the Company’s balance sheet.

The deposited funds for the Company’s Israeli employees include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel’s Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies, and includes immaterial profits.

Severance expenses for the years ended December 31, 2010, 2011 and 2012 amounted to approximately $97, $92 and $70 respectively.